Business Combination - Air Travel Bureau Limited - Contingent Consideration (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands	8 Months Ended
	Mar. 31, 2018	Jul. 31, 2017
Reconciliation of fair value measurement of the contingent consideration liability
Liability arising on business combination	₨ 610,510
Unrealized fair value changes recognized in profit or loss	294,344
Contingent liabilities recognised in business combination at end of year	₨ 904,854
Provisional assessment
Business Combination
Fair value of purchase consideration at acquisition date		₨ 1,120,510